Net results of financial transactions (Tables)	6 Months Ended
Jun. 30, 2021
Net results of financial transactions
Schedule of net results of financial transactions

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2021	2021	2020	2021	2020	2020
Derecognition of financial instruments not measured at fair value through profit or loss	29	1	8	30	10	14
Financial assets or liabilities at fair value through profit or loss	-28	-11	1	-39	-109	-22
Financial instruments under fair-value hedge accounting	7	-4	-37	3	8	86
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	1	-3	4	-2	0	5
Total net results of financial transactions	9	-17	-24	-8	-91	83